Property, Plant and Equipment, Net (Details Narrative) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Depreciation expense	$ 0.2	$ 0.2
FG Group Holdings Inc [Member]
Depreciation expense			$ 0.9	$ 1.3
Strong Global Entertainment Inc [Member]
Depreciation expense			$ 0.4	$ 0.6